ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO Technologies Ltd (LOBO BVI)	October 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November 2021	PRC	100%	WFOE, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)*	August 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)*	May 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)*	October 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August 2024	PRC	100%	Trade agency company
Dezhou LOBO Intelligent Manufacturing Co., Ltd. (Dezhou LOBO)	April 2025	PRC	100%	Manufacture and Sale of General Equipment
LOBO (Hangzhou) Data Service Co., Ltd.	December, 2025	PRC	100%	Data Technology Services

*	The Company has disposed the subsidiaries.

SCHEDULE OF DETAILS OF ENTITIES DISPOSED

The gain arising from disposals was calculated as follows:

	December 31, 2025	December 31, 2024
	Beijing LOBO	Guangzhou LOBO	Wuxi Jinbang
Total assets	$10,376,776	$221,376	$4,572,952
Total liabilities	6,671,161	842,393	3,322,166
Total net liabilities	3,705,615	(621,017)	1,250,786
Total non-controlling interest	-	-	(187,618)

Subtotal	3,705,615	(621,017)	1,063,168
Total consideration	3,756,522	2,501	1,275,762
Total gain on disposal of subsidiaries	$50,907	$623,518	$212,594